Document and Entity Information	0 Months Ended
Mar. 06, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 06, 2014
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Mar. 06, 2014
Document Effective Date	Mar. 06, 2014
Prospectus Date	Mar. 01, 2014
Class A and C Prospectus | 2020 High Watermark Fund | Class A
Risk/Return:
Trading Symbol	HWKAX
Class A, C, and W Prospectus | SunAmerica Alternative Strategies Fund | Class A
Risk/Return:
Trading Symbol	SUNAX
Class A, C, and W Prospectus | SunAmerica Alternative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SUNCX
Class A, C, and W Prospectus | SunAmerica Alternative Strategies Fund | Class W
Risk/Return:
Trading Symbol	SUNWX
Class A, C, and W Prospectus | SunAmerica Global Trends Fund | Class A Shares
Risk/Return:
Trading Symbol	GTFAX
Class A, C, and W Prospectus | SunAmerica Global Trends Fund | Class C Shares
Risk/Return:
Trading Symbol	GTFCX
Class A, C, and W Prospectus | SunAmerica Global Trends Fund | Class W Shares
Risk/Return:
Trading Symbol	GTFWX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Growth Fund | Class A
Risk/Return:
Trading Symbol	FOCAX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Growth Fund | Class C
Risk/Return:
Trading Symbol	FOCCX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Growth Fund | Class W
Risk/Return:
Trading Symbol	FOCWX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk/Return:
Trading Symbol	SFLAX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk/Return:
Trading Symbol	SFLCX
Class A, C, and W Prospectus | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk/Return:
Trading Symbol	SFLWX
Class A, C, and W Prospectus | SunAmerica Income Explorer Fund | Class A Shares
Risk/Return:
Trading Symbol	IEAAX
Class A, C, and W Prospectus | SunAmerica Income Explorer Fund | Class C Shares
Risk/Return:
Trading Symbol	IEACX
Class A, C, and W Prospectus | SunAmerica Income Explorer Fund | Class W Shares
Risk/Return:
Trading Symbol	IEAWX